Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of shares used in computing basic loss per share (in shares)	34,032,544	32,770,665	32,469,957
Weighted average number of shares used in computing diluted loss per share (in shares)	34,032,544	32,770,665	33,265,567
Number of potentially dilutive shares (in shares)	2,585,484	1,526,976	795,610